Risk Management - Summary of Sensitivity Analysis for Foreign Currency Exchange Rates (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Abstract]
Percentage of reasonably possible increase in foreign currency exchange rates	10.00%	10.00%
Percentage of reasonably possible decrease in foreign currency exchange rates	10.00%	10.00%